Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		3 Months Ended	6 Months Ended			24 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012 Nordea Loan Amendment [Member]	Dec. 31, 2012 Nordea Loan Amendment [Member]	Sep. 30, 2012 Nordea Loan Amendment [Member]	Jun. 30, 2012 Nordea Loan Amendment [Member]	Dec. 31, 2013 Nordea Loan Amendment [Member]	Mar. 29, 2012 Nordea Loan Amendment [Member]	Jun. 30, 2012 Credit Suisse Loan Amendment [Member]	Jun. 30, 2012 Loan Margin from January 1, 2014 to April 1, 2016, under the Nordea Loan Amendment [Member]	Mar. 30, 2012 Loan Margin from March 30, 2012 to December 31, 2013, under the Nordea Loan Amendment [Member]	Apr. 01, 2012 Loan Margin from April 1, 2012 to April 1, 2016, under the Nordea Loan Amendment [Member]	Mar. 31, 2012 Loan Margin from March 31, 2012 to December 11, 2022, under the Credit Suisse Loan Amendment [Member]	Mar. 31, 2012 Loan Margin from March 31, 2012 to December 31, 2013 under the ABN Loan Amendment [Member]
Line of credit facility [Line Items]
Maximum principal amount to be deferred to the balloon payment							$ 100,000
Equity raising undertaking under the amendment			10,000	30,000	20,000
Guarantee Provided By Related Party								20,000
Loan margin										2.50%	2.75%		2.65%	3.05%
Margin for deferred principal amount												4.00%
Loan installment transfered to balloon payment						24,300
Loss realized on the loan extinguishment									200
Loan amendments' financing fees, total	2,800
Loan amendments' financing fees, deferred and amortized						2,600
Financing Fees expensed as incurred									200
Average interest rate (including the margin and the interest swap effect)	3.20%	4.00%
Interest capitalized	0	60
Interest expense, net of interest capitalized	$ 16,200	$ 9,700